UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2010

Check here if Amendment [  ];               Amendment Number:
       This Amendment (Check only one):         [  ] is a restatement.
                                                [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Vista Capital Partners, Inc.
      9755 S.W. Barnes Road, Suite 595
      Portland, OR   97225


Form 13F File Number:  28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Douglas E. Johanson
Title: Chief Compliance Officer
Phone: 503-772-9500

Signature, Place, and Date of Signing:

   Douglas E. Johanson        Portland, OR              3.2.2011
 ---------------------    ---------------------     -------------------
 [Signature]                 [City, State]               [Date]

Report Type                (Check only one):

[X]  13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.
[ ]  13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                                                Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                         0
                                                  -----------------------

Form 13F Information Table Entry Total:                   26
                                                  -----------------------

Form 13F Information Table Value Total:             $197200 (x1000)
                                                  -----------------------


List of Other Included Managers:

                            Vista Capital Partners, Inc.
                           Form 13F Information Table




FORM 13F INFORMATION TABLE

    COLUMN 1                      COLUMN 2   COLUMN 3     COLUMN 4     COLUMN 5         COLUMN 6       COLUMN 7     COLUMN 8
                                  TITLE OF                  VALUE     SHRS OR SH/ PUT/  INVESTMENT      OTHER   VOTING AUTHORITY
NAME OF ISSUER                     CLASS      CUSIP      (X$1000)     PRN AMT PRN CALL  DISCRETION     MANAGERS SOLE  SHARED NONE
---------------------------------------------------------------------------------------------------------------------------------

Analog Devices Inc                 COM       032654105       724        19                  Sole                  19
Berkshire Hathaway Cl B            CLASS B   084670108       244         3                  Sole                   3
Cascade Corp                       COM       147195101       862        18                  Sole                  18
Energizer Hldgs Inc                COM       29266R108       280         4                  Sole                   4
G & K Services Inc Cl A            CLASS A   361268105       213         7                  Sole                   7
Hewlett Packard Co                 COM       428236103       516        12                  Sole                  12
International Business Machs       COM       459200101       342         2                  Sole                   2
Intel Corp                         COM       458140100       945        45                  Sole                  45
McDonalds Corp                     COM       580135101       597         8                  Sole                   8
Microsoft Corp                     COM       594918104       394        14                  Sole                  14
Micron Technology Inc              COM       595112103        83        10                  Sole                  10
Patterson Companies Inc            COM       703395103      1521        50                  Sole                  50
Pepsico Inc                        COM       713448108       589         9                  Sole                   9
Exxon Mobil                        COM       30231G102       316         4                  Sole                   4
iShares Barclays Agg. Bond Ind     ETF       464287226       421         4                  Sole                   4
iShares MSCI EAFE Index Fund       ETF       464287465       853        15                  Sole                  15
iShares Barclays 3-7 Yr TSY Bo     ETF       464288661      6976        61                  Sole                  61
iShares Russell Microcap Index     ETF       464288869       464         9                  Sole                   9
iShares Russell 1000 Value Ind     ETF       464287598       374         6                  Sole                   6
Spdr Index Shs Fds DJ Intl RL      ETF       78463X863      7965       205                  Sole                 205
iShares Barclays TIP Bond Fund     ETF       464287176      5510        51                  Sole                  51
Vanguard Index Funds Small Cp      ETF       922908751     29881       411                  Sole                 411
Vanguard Index Fds REIT Etf        ETF       922908553     20270       366                  Sole                 366
Vanguard Index Fds Stk Mrk ETF     ETF       922908769       390         6                  Sole                   6
Vanguard Index Fds Value ETF       ETF       922908744     73567      1379                  Sole                1379
Vanguard Index Fds Growth ETF      ETF       922908736     42902       699                  Sole                 699

Total $197200 (x 1000)
